Preferred Stock (Narrative) (Details) (JPY ¥)																						12 Months Ended		24 Months Ended					12 Months Ended				12 Months Ended				0 Months Ended								0 Months Ended															0 Months Ended					0 Months Ended				12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Aug. 01, 2008 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 8 [Member]	Feb. 28, 2006 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 8 [Member]	Dec. 06, 2005 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 8 [Member]	Oct. 04, 2005 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 8 [Member]	Feb. 16, 2009 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 12 [Member]	Sep. 30, 2008 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 12 [Member]	Mar. 13, 2007 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 12 [Member]	Feb. 19, 2007 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 12 [Member]	Feb. 14, 2007 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 12 [Member]	Apr. 27, 2006 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 12 [Member]	Dec. 06, 2005 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 12 [Member]	Feb. 28, 2006 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 9 [Member]	Oct. 04, 2005 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 9 [Member]	Jun. 08, 2006 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 9, 10 and 12 [Member]	May 23, 2006 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 8 and 10 [Member]	Mar. 31, 2011 Preferred stock (Note 15) [Member]	Mar. 31, 2010 Preferred stock (Note 15) [Member]	Mar. 31, 2009 Preferred stock (Note 15) [Member]	Sep. 30, 2007 Preferred stock (Note 15) [Member]	Mar. 31, 2006 Preferred stock (Note 15) [Member] Class 1 [Member]	Mar. 31, 2005 Preferred stock (Note 15) [Member] Class 1 [Member]	Mar. 31, 2006 Preferred stock (Note 15) [Member] Class 1 [Member]	Mar. 31, 2011 Preferred stock (Note 15) [Member] Class 1 [Member]	Mar. 31, 2010 Preferred stock (Note 15) [Member] Class 1 [Member]	Mar. 31, 2009 Preferred stock (Note 15) [Member] Class 1 [Member]	Apr. 02, 2001 Preferred stock (Note 15) [Member] Class 1 [Member]	Mar. 31, 2010 Preferred stock (Note 15) [Member] Class 3 [Member]	Mar. 31, 2011 Preferred stock (Note 15) [Member] Class 3 [Member]	Mar. 31, 2009 Preferred stock (Note 15) [Member] Class 3 [Member]	Feb. 17, 2005 Preferred stock (Note 15) [Member] Class 3 [Member]	Mar. 31, 2011 Preferred stock (Note 15) [Member] Class 5 [Member]	Mar. 31, 2010 Preferred stock (Note 15) [Member] Class 5 [Member]	Mar. 31, 2009 Preferred stock (Note 15) [Member] Class 5 [Member]	Nov. 17, 2008 Preferred stock (Note 15) [Member] Class 5 [Member]	Sep. 25, 2008 Preferred stock (Note 15) [Member] Class 8 [Member]	Jun. 29, 2006 Preferred stock (Note 15) [Member] Class 8 [Member]	Aug. 01, 2008 Preferred stock (Note 15) [Member] Class 8 [Member]	May 23, 2006 Preferred stock (Note 15) [Member] Class 8 [Member]	Feb. 28, 2006 Preferred stock (Note 15) [Member] Class 8 [Member]	Dec. 06, 2005 Preferred stock (Note 15) [Member] Class 8 [Member]	Oct. 04, 2005 Preferred stock (Note 15) [Member] Class 8 [Member]	Oct. 03, 2005 Preferred stock (Note 15) [Member] Class 8 [Member]	Feb. 27, 2009 Preferred stock (Note 15) [Member] Class 12 [Member]	Oct. 31, 2008 Preferred stock (Note 15) [Member] Class 12 [Member]	Mar. 29, 2007 Preferred stock (Note 15) [Member] Class 12 [Member]	Jun. 29, 2006 Preferred stock (Note 15) [Member] Class 12 [Member]	Feb. 16, 2009 Preferred stock (Note 15) [Member] Class 12 [Member]	Sep. 30, 2008 Preferred stock (Note 15) [Member] Class 12 [Member]	Mar. 13, 2007 Preferred stock (Note 15) [Member] Class 12 [Member]	Feb. 19, 2007 Preferred stock (Note 15) [Member] Class 12 [Member]	Feb. 14, 2007 Preferred stock (Note 15) [Member] Class 12 [Member]	Jun. 08, 2006 Preferred stock (Note 15) [Member] Class 12 [Member]	Apr. 27, 2006 Preferred stock (Note 15) [Member] Class 12 [Member]	Dec. 06, 2005 Preferred stock (Note 15) [Member] Class 12 [Member]	Oct. 03, 2005 Preferred stock (Note 15) [Member] Class 12 [Member]	Mar. 31, 2011 Preferred stock (Note 15) [Member] Class 6 [Member]	Mar. 31, 2011 Preferred stock (Note 15) [Member] Class 7 [member]	Jun. 29, 2006 Preferred stock (Note 15) [Member] Class 9 [Member]	Jun. 08, 2006 Preferred stock (Note 15) [Member] Class 9 [Member]	Feb. 28, 2006 Preferred stock (Note 15) [Member] Class 9 [Member]	Oct. 04, 2005 Preferred stock (Note 15) [Member] Class 9 [Member]	Oct. 03, 2005 Preferred stock (Note 15) [Member] Class 9 [Member]	Jun. 29, 2006 Preferred stock (Note 15) [Member] Class 10 [Member]	Jun. 08, 2006 Preferred stock (Note 15) [Member] Class 10 [Member]	May 23, 2006 Preferred stock (Note 15) [Member] Class 10 [Member]	Oct. 03, 2005 Preferred stock (Note 15) [Member] Class 10 [Member]	Mar. 31, 2011 Preferred stock (Note 15) [Member] Class 11 [Member]	Aug. 01, 2014 Preferred stock (Note 15) [Member] Class 11 [Member]	Dec. 25, 2009 Preferred stock (Note 15) [Member] Class 11 [Member]	Dec. 21, 2009 Preferred stock (Note 15) [Member] Class 11 [Member]	Jan. 14, 2009 Preferred stock (Note 15) [Member] Class 11 [Member]	Dec. 15, 2008 Preferred stock (Note 15) [Member] Class 11 [Member]	Oct. 03, 2005 Preferred stock (Note 15) [Member] Class 11 [Member]
Preferred stock, Value included in capital stock																		¥ 442,100,000,000	¥ 442,100,000,000	¥ 442,100,000,000					¥ 122,100,000,000	¥ 122,100,000,000	¥ 122,100,000,000	¥ 122,100,000,000	¥ 125,000,000,000	¥ 125,000,000,000	¥ 125,000,000,000		¥ 195,000,000,000	¥ 195,000,000,000	¥ 195,000,000,000
Preferred stock, Value	442,100,000,000	442,100,000,000																										244,200,000,000				250,000,000,000				390,000,000,000
Preferred stock, Share redeemed																						40,700	40,700
Preferred stock, Effect of redemption value to capital surplus																						122,100,000,000	122,100,000,000	244,200,000,000
Number of shares authorized																														120,000,000			400,000,000																									200,000,000	200,000,000										1,000
Preferred stock, shares acquired																													100,000,000
Preferred stock, shares retired																													100,000,000
Preferred stock, Liquidation preference per share																																	¥ 2,500																																				¥ 1,000
Percentage of issue price of newly issued shares required to be designated as capital stock at the time of incorporation or share issuance under the Company Law, Minimum																		50.00%
Preferred Stock, Shares Issued																												81,400				100,000				156,000,000
Preferred stock, Par value per share	¥ 0																															¥ 2,500,000				¥ 2,500
Preferred stock issued in exchange for preferred stock of UFJ Holdings																																												200,000													200,000							150,000				150,000							1
Preferred stock issued in exchange for preferred stock of UFJ Holdings, Exchange ratio																																												1													1							1				1							1
Number of preferred stock converted into common stock																																							17,700,000		51,800	51,900	69,300						11,300,000	22,400,000	11,300	45,400	22,800	16,700	45,400	24,700					79,700	12,450	57,850			60,643
Number of common stock issued upon conversion of preferred stock			43,895,180	91,762.63	91,939.77	122,763.51	14,681,040	28,140,710	14,195	57,035	28,643	57,035.18	31,030.15	22,733.70	127,096.45	277,245
Number of preferred stock originally issued by UFJ Holdings and held by RCC converted into common stock																																								9,300																											89,357
Number of common stock issued upon conversion of preferred stock originally issued by UFJ Holding and held by RCC																	179,639
Preferred stock, Face value converted into common stock																																								27,900,000,000														16,700,000,000							159,400,000,000					121,286,000,000	178,714,000,000
Number of common stock purchased subsequent to the exchange of Class 8 and Class 10 preferred stocks																	179,639
Number of common stock as treasury stock purchased subsequent to the exchange of Class 8 and Class 10 preferred stocks																	7,923
Common stock, Value	1,644,132,000,000	1,643,238,000,000															286,970,000,000
Treasury stock, Shares retired																																					17,700,000	9,300							11,300,000	22,400,000	79,500	16,700												79,700					150,000
Number of one share of preferred stock divided into																					1,000
Preferred stock, Dividend per share																																	115	115	43																																		5.30
Preferred stock, Initial conversion price per share																																																																					¥ 918.70
Average market price of the common stock used for calculation of conversion price to be reset, Number of trading days																																																																					30	30
Number of trading days prior to August 1, 2014 from when the calculation of the average market price of the common stock starts																																																																						45
Preferred stock, minimum average price per share for conversion price to be reset																																																																					¥ 918.70
Preferred stock, Adjusted conversion price per share																																																																						¥ 802.60	¥ 865.90	¥ 867.60	¥ 888.40	¥ 889.60
Preferred stock, Conversion ratio																																																																						¥ 1,000
Preferred stock, Annual dividend per share, Maximum																																	¥ 250